Summary of Significant Accounting Policies - Schedule of net loss adjusted for portion of income (Details) - USD ($)	3 Months Ended						6 Months Ended						8 Months Ended		12 Months Ended
	Jul. 31, 2021	Jun. 30, 2021		Jul. 31, 2020	Jun. 30, 2020		Jul. 31, 2021	Jun. 30, 2021		Jul. 31, 2020	Jun. 30, 2020		Dec. 31, 2019		Jan. 31, 2021	Dec. 31, 2020		Jan. 31, 2020
Organization And Summary Of Significant Accounting Policies [Line Items]
Weighted average shares outstanding of common stock, basic and diluted (in Shares)	54,838,000			53,768,000			54,694,000			53,772,000					53,928,000			53,609,000
Basic and diluted net (loss) income per common share (in Dollars per share)	$ (0.31)			$ (0.27)			$ (0.60)			$ (0.57)					$ (1.03)			$ (0.89)
LGL Systems Acquisition Corp [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Net (loss) income		$ (9,728,884)			$ 690,075			$ (4,945,383)			$ 2,155,396		$ (1,079,160)			$ (8,829,688)
Less: (Loss) income attributable to shares subject to possible redemption		0	[1]		106,101	[1]		0	[1]		512,427	[1]	16,423	[2]		459,686	[2]
Adjusted net (loss) income attributable to common stock not subject to redemption		$ (9,728,884)			$ 583,975			$ (4,945,383)			$ 1,642,969		$ (1,095,583)			$ (9,289,374)
Weighted average shares outstanding of common stock, basic and diluted (in Shares)		7,193,758			6,639,574			7,432,762			6,691,776		4,346,765			6,703,614
Basic and diluted net (loss) income per common share (in Dollars per share)		$ (1.35)			$ 0.09			$ (0.67)			$ 0.25		$ (0.25)			$ (1.39)
(Loss) income attributable to shares subject to possible redemption (1)		$ 0	[1]		$ 106,101	[1]		$ 0	[1]		$ 512,427	[1]	$ 16,423	[2]		$ 459,686	[2]
Weighted average shares outstanding and subject to possible redemption, basic and diluted (in Shares)		14,368,742			14,922,926			14,129,738			14,870,724		2,965,735			14,858,886
Basic and diluted net (loss) income per common share (in Dollars per share)		$ 0.00			$ 0.01			$ 0.00			$ 0.03		$ 0.01			$ 0.03

[1]	– includes interest income from cash held in the trust account; net of taxes paid or payable.
[2]	– includes interest income from cash held in trust account; net of taxes paid or payable.